Domain Names Disclosure: Schedule of Domain Names (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Tables/Schedules
Schedule of Domain Names
	SEPTEMBER 30,	DECEMBER 31,
	2014	2013

Domain names	$85,000	$75,000
Less: accumulated amortization	(9,218)	(1,210)
Total domain names, net	$75,782	$73,790

	December 31,	December 31,
	2013	2012

Domain Names	$75,000	$--
Less: Accumulated depreciation	1,210	--
Total fixed assets, net	$73,790	$--